Related party transactions (Tables)	9 Months Ended
Sep. 30, 2022
Related party transactions
Schedule of related parties

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003 - Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999 - Current
Suzhou Meimai Fast Manufacturing Technology Co., Ltd., Suzhou	Minority shareholder of voxeljet China, Customer	04/11/2016 - 09/01/2021
DSCS Digital Supply Chain Solutions GmbH, Gersthofen	Customer	05/11/2017 - Current
Michele Neuber	Employee	07/01/2019 - 03/31/2022
Susanne Ederer-Pausewang	Customer	03/17/2021 - Current
Lisa Franz	Employee	10/01/2021 - 02/18/2022